Income Taxes (Difference Between Effective And Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Statutory tax rate	33.03%	35.60%	37.98%
Expenses not deductible for tax purposes	0.23%	0.42%	0.11%
Tax credits	(4.19%)	(4.54%)	(1.40%)
Net change in valuation allowance	(5.82%)	1.26%	(0.36%)
Effect of changes in the enacted tax rates	2.19%	5.19%	1.45%
Equity in earnings (losses) of affiliated companies	0.07%	0.11%	(1.57%)
Other	1.18%	(0.79%)	1.38%
Effective tax rate	26.69%	37.25%	37.59%